UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6-30-2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     July 15, 2008
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Notation: Walnut Asset Management will cease operations before the September 2008 quarter-end.

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                             78
                                                           --------------------

Form 13F Information Table Value Total:                     $   86,131
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     2128    30580 SH       SOLE                    30580
AT&T Inc.                      Com              00206R102     2474    73426 SH       SOLE                    73426
Air Prods & Chems Inc          Com              009158106     1598    16165 SH       SOLE                    16165
Alcoa Inc                      Com              013817101      611    17150 SH       SOLE                    16550               600
Anheuser Busch Cos             Com              035229103      235     3790 SH       SOLE                     3790
Applied Matls Inc              Com              038222105      538    28200 SH       SOLE                    28200
Aqua America Inc               Com              03836W103      677    42384 SH       SOLE                    42384
Automatic Data Process         Com              053015103     1771    42275 SH       SOLE                    41975               300
Avery Dennison Corp            Com              053611109      488    11100 SH       SOLE                    11100
BP Plc Spons ADR               Com              055622104     1514    21767 SH       SOLE                    21767
Bank New York Mellon Corp      Com              064058100      467    12348 SH       SOLE                    12348
Bank Of America Corp           Com              060505104      586    24546 SH       SOLE                    24102               444
Becton Dickinson & Co          Com              075887109      898    11040 SH       SOLE                    11040
Berkshire Hathaway Cl B        Com              084670207      847      211 SH       SOLE                      211
Black & Decker Corp            Com              091797100      236     4100 SH       SOLE                     4100
Bristol Myers Squibb           Com              110122108      641    31211 SH       SOLE                    31211
Chevron Corp                   Com              166764100     6625    66831 SH       SOLE                    66646               185
Chubb Corp                     Com              171232101     1035    21115 SH       SOLE                    21115
Cinncinnati Financial Corp     Com              172062101      343    13486 SH       SOLE                    13486
Cisco Sys Inc                  Com              17275R102      426    18300 SH       SOLE                    17900               400
Citigroup Inc                  Com              172967101      747    44560 SH       SOLE                    44560
Coca Cola Co                   Com              191216100      577    11107 SH       SOLE                    11107
Colgate Palmolive Co           Com              194162103      259     3750 SH       SOLE                     3750
Conocophillips                 Com              20825C104      338     3586 SH       SOLE                     3298               288
Corning Inc                    Com              219350105      400    17336 SH       SOLE                    17336
Danaher Corp                   Com              235851102      669     8650 SH       SOLE                     8650
Dow Chem Co                    Com              260543103      230     6581 SH       SOLE                     6231               350
Du Pont E I De Nemours         Com              263534109     1069    24917 SH       SOLE                    24917
Duke Energy Corp               Com              26441C105      689    39660 SH       SOLE                    39660
E M C Corp Mass                Com              268648102     1252    85252 SH       SOLE                    85252
Eastman Kodak Co               Com              277461109      160    11100 SH       SOLE                    11100
Elan Corp Plc ADR              Com              284131208      947    26650 SH       SOLE                    26650
Emerson Electric Co            Com              291011104     1907    38560 SH       SOLE                    37960               600
Exxon Mobil Corp               Com              30231G102     4938    56034 SH       SOLE                    56034
FPL Group Inc                  Com              302571104      826    12600 SH       SOLE                    12198               402
Financial Select Sector Spdr   Com              81369Y605      390    19240 SH       SOLE                    19240
General Elec Co                Com              369604103     2882   107986 SH       SOLE                   107986
Gold Resource Corp             Com              38068T105       61    12000 SH       SOLE                    12000
Harley Davidson Inc            Com              412822108      716    19742 SH       SOLE                    19742
Harleysville Group Inc.        Com              412824104      367    10848 SH       SOLE                    10848
Ingersoll-Rand Co Cl A         Com              G4776G101      266     7117 SH       SOLE                     7117
Intel Corp                     Com              458140100      713    33197 SH       SOLE                    33197
International Bus Mach         Com              459200101     3986    33629 SH       SOLE                    33529               100
Ishares MSCI EAFE Index Fd     Com              464287465     3893    56691 SH       SOLE                    56691
Ishares MSCI Japan Index Fd    Com              464286848      780    62583 SH       SOLE                    62583
Ishares Tr DJ Us Tech Sec      Com              464287721      823    15181 SH       SOLE                    15181
Ishares Tr Russell 1000 Growth Com              464287614     4643    84050 SH       SOLE                    84050
Ishares Tr S&P Small Cap 600   Com              464287804      419     6965 SH       SOLE                     6965
JPMorgan Chase & Co            Com              46625H100     1754    51110 SH       SOLE                    50610               500
Johnson & Johnson              Com              478160104     4961    77100 SH       SOLE                    77100
Kraft Foods Inc Cl A           Com              50075N104      254     8915 SH       SOLE                     8915
Lowes Cos Inc                  Com              548661107      450    21700 SH       SOLE                    21700
Medco Health Solutions         Com              58405U102      201     4248 SH       SOLE                     3400               848
Medtronic Inc                  Com              585055106      207     4000 SH       SOLE                     4000
Merrill Lynch & Co Inc         Com              590188108      682    21508 SH       SOLE                    21508
Microsoft Corp                 Com              594918104     1481    53833 SH       SOLE                    53833
Midcap Spdr Tr Ser 1           Com              595635103     1505    10116 SH       SOLE                    10116
Morgan Stanley                 Com              617446448      224     6200 SH       SOLE                     6200
PNC Finl Svcs Group            Com              693475105      317     5554 SH       SOLE                     5554
Pepsico Inc                    Com              713448108     1834    28835 SH       SOLE                    28835
Pfizer Inc                     Com              717081103      666    38150 SH       SOLE                    38150
Powershares Global Water ETF   Com              73936T623      489    22765 SH       SOLE                    22765
Procter & Gamble Co            Com              742718109     2160    35514 SH       SOLE                    35514
Royal Dutch Shell PLC ADR Cl A Com              780259206      437     5350 SH       SOLE                     5350
Schlumberger Ltd               Com              806857108      419     3900 SH       SOLE                     3500               400
Spdr SP Biotech ETF            Com              78464A870      355     6170 SH       SOLE                     6170
Spdr Tr Unit Ser 1             Com              78462F103      224     1750 SH       SOLE                     1750
Spectra Energy Corp            Com              847560109      209     7266 SH       SOLE                     7266
Sprint Nextel Corp             Com              852061100      137    14449 SH       SOLE                    14449
Target Corp                    Com              87612E106      640    13765 SH       SOLE                    13465               300
Texas Instruments              Com              882508104     1475    52362 SH       SOLE                    51962               400
United Technologies Cp         Com              913017109      487     7900 SH       SOLE                     7900
Vanguard Emerging Mkt ETF      Com              922042858      775    16550 SH       SOLE                    16550
Vanguard Index Tr Stk Mkt ETF  Com              922908769      295     4600 SH       SOLE                     4600
Verizon Comm                   Com              92343V104     1734    48983 SH       SOLE                    48383               600
Wyeth                          Com              983024100     2154    44906 SH       SOLE                    44606               300
Ishares IBoxx Invest Grade Cor Com              464287242      211     2082 SH       SOLE                     2082
Ishares Tr 1-3 Yr Tr Index     Com              464287457      311     3753 SH       SOLE                     3753